CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net (loss) income	$ (61,924)	$ (745,660)	$ 749,561
Adjustment to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	68,056	62,602	10,342
Deferred income tax	0	0	4,060
Bad debt provision	75,558	0	0
Impairment loss on equipment	17,652	0	0
Changes in operating assets and liabilities
Accounts receivable	(237,358)	71,012	(72,214)
Notes receivable	(2,633,621)	0	0
Other receivables	24,247	0	0
Inventories	59,862	64,569	(125,299)
Income taxes payable	11,567	(153,213)	212,143
Prepayments and other current assets	34,241	25,668	(63,252)
Accounts payable	235,170	(51,701)	111,018
Other payable and accrued expenses	188,607	(401,390)	451,934
Due from a related party	0	57,743	(55,328)
Due to a related party	0	195,148	19,572
Net cash (used in) provided by operating activities	(2,217,943)	(875,222)	1,242,537
Cash flows from investing activities:
Purchase of property and equipment	0	(215,485)	(190,557)
Collection from a related party	0	740,255	0
Collection from third parties	755,581	871,142	(998,587)
Deposit for acquisition	0	(740,255)	0
Net cash provided by (used in) investing activities	755,581	655,657	(1,189,144)
Cash flows from financing activities:
Repayment to a related party	0	0	(22,583)
Receipt of loan from third parties	2,336,547	18,183	0
Receipt of loan from a related party	0	148,045	0
Payment of shares offering expense	(906)	0	0
Net cash provided by (used in) financing activities	2,335,641	166,228	(22,583)
Effect of exchange rate changes on cash and cash equivalents	(28,873)	1,655	(3,103)
Net increase (decrease) in cash and cash equivalents	844,406	(51,682)	27,707
Cash and cash equivalents at beginning of year	4,116	55,798	28,091
Cash and cash equivalents at end of year	848,522	4,116	55,798
Supplemental disclosure of cash flow information
Cash paid for interest	0	0	0
Cash paid for income taxes	0	153,213	50,359
Non-cash financing activity
Subscription receivable	$ (80,000)	$ 0	$ 0